Earnings Per Share (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 18, 2011	Aug. 23, 2006
Numerator for net income per share - basic and diluted
(Loss) income from continuing operations	$ 114,239,000	$ 104,020,000	$ 6,222,000	$ (13,426,000)	$ 7,496,000	$ 7,489,000	$ (7,935,000)	$ (31,876,000)	$ 211,055,000	$ (24,826,000)	$ (164,135,000)
Income (Loss) Attributable to Noncontrolling Interest									(8,685,000)	1,749,000	8,250,000
Net (income) attributable to Noncontrolling Interests - Partially Owned Properties									(844,000)	(832,000)	726,000
Dividends, Preferred Stock									(10,355,000)	(13,865,000)	(14,368,000)
Redemption Premium									(5,152,000)	0	0
Income (Loss) from Continuing Operations Attributable to Parent									186,019,000	(37,774,000)	(169,527,000)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent									640,193,000	917,494,000	438,769,000
Numerator for net income per share - basic and diluted									826,212,000	879,720,000	269,242,000
Income From Continuing Operations Available To Common Shares									194,704,000
Discontinued operations, net	270,160,000	132,303,000	102,093,000	165,593,000	99,905,000	105,488,000	589,688,000	164,942,000	670,149,000	960,023,000	460,118,000
Net Income (Loss) Available to Common Stockholders, Diluted									864,853,000	879,720,000	269,242,000
Weighted Average Number of Shares Outstanding, Basic	310,398,000	301,336,000	300,193,000	298,805,000	295,990,000	295,831,000	294,663,000	292,895,000	302,701,000	294,856,000	282,888,000
Dilutive Op Units									13,853,000
Dilutive Securities, Effect on Basic Earnings Per Share, Including Options									3,212,000
Weighted Average Number of Shares Outstanding, Diluted	327,108,000	318,773,000	317,648,000	298,805,000	312,731,000	312,844,000	294,663,000	292,895,000	319,766,000	294,856,000	282,888,000
Net income per share - basic:
Income (Loss) from Continuing Operations, Per Basic Share									$ 0.614	$ (0.128)	$ (0.599)
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share									$ 2.115	$ 3.112	$ 1.551
Net income available to Common Shares	$ 1.18	$ 0.73	$ 0.33	$ 0.47	$ 0.33	$ 0.35	$ 1.88	$ 0.42	$ 2.729	$ 2.984	$ 0.952
Net income per share - diluted:
Income (Loss) from Continuing Operations, Per Diluted Share									$ 0.609	$ (0.128)	$ (0.599)
Income (Loss) from Discontinued Operations, Net of Tax, Per Diluted Share									$ 2.096	$ 3.112	$ 1.551
Net income per share - diluted	$ 1.17	$ 0.72	$ 0.33	$ 0.47	$ 0.33	$ 0.35	$ 1.88	$ 0.42	$ 2.705	$ 2.984	$ 0.952
Common Stock, Dividends, Per Share, Declared									$ 1.780	$ 1.580	$ 1.470
Distributions Per Limited Partnership and General Partnership Unit, Outstanding, Basic									$ 1.78	$ 1.58	$ 1.47
Earnings Per Share (Textuals) [Abstract]
Convertible preferred shares									0	0	325,103
Convertible Notes, outstanding												482,500,000	650,000,000
Dividend preference units									(10,355,000)	(13,865,000)	(14,368,000)
Income Loss From Continuing Operations Available To Units									194,704,000	(39,523,000)	(177,777,000)
Net Income loss available to Op unitholders basic diluted numerator									864,853,000	920,500,000	282,341,000
Weighted Average Limited Partnership and General Partnership Units Outstanding, Basic									316,554,000	308,062,000	296,527,000
Weighted Average Number Of Limited Partnership And General Partnership Unit Outstanding Diluted									319,766,000	308,062,000	296,527,000
Operating Partnership [Member]
Numerator for net income per share - basic and diluted
(Loss) income from continuing operations	114,239,000	104,020,000	6,222,000	(13,426,000)	7,496,000	7,489,000	(7,935,000)	(31,876,000)
Discontinued operations, net	270,160,000	132,303,000	102,093,000	165,593,000	99,905,000	105,488,000	589,688,000	164,942,000
Net income per share - basic:
Net income available to Common Shares	$ 1.18	$ 0.73	$ 0.33	$ 0.47	$ 0.33	$ 0.35	$ 1.88	$ 0.42
Net income per share - diluted:
Net income per share - diluted	$ 1.17	$ 0.72	$ 0.33	$ 0.47	$ 0.33	$ 0.35	$ 1.88	$ 0.42
Earnings Per Share (Textuals) [Abstract]
Convertible preferred shares										0	325,103
Weighted Average Limited Partnership and General Partnership Units Outstanding, Basic	324,364,000	315,513,000	314,255,000	312,011,000	309,120,000	308,884,000	307,954,000	306,248,000
Weighted Average Number Of Limited Partnership And General Partnership Unit Outstanding Diluted	327,108,000	318,773,000	317,648,000	312,011,000	312,731,000	312,844,000	307,954,000	306,248,000
OPERATING PARTNERSHIP
Numerator for net income per share - basic and diluted
(Loss) income from continuing operations									211,055,000	(24,826,000)	(164,135,000)
Net (income) attributable to Noncontrolling Interests - Partially Owned Properties									(844,000)	(832,000)	726,000
Redemption Premium									(5,152,000)	0	0
Discontinued operations, net									$ 670,149,000	$ 960,023,000	$ 460,118,000
Net income per share - basic:
Income (Loss) from Continuing Operations, Per Basic Share									$ 0.614	$ (0.128)	$ (0.599)
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share									$ 2.115	$ 3.112	$ 1.551
Net income available to Common Shares									$ 2.729	$ 2.984	$ 0.952
Net income per share - diluted:
Income (Loss) from Continuing Operations, Per Diluted Share									$ 0.609	$ (0.128)	$ (0.599)
Income (Loss) from Discontinued Operations, Net of Tax, Per Diluted Share									$ 2.096	$ 3.112	$ 1.551
Net income per share - diluted									$ 2.705	$ 2.984	$ 0.952
Earnings Per Share (Textuals) [Abstract]
Weighted Average Limited Partnership and General Partnership Units Outstanding, Basic									316,554,000	308,062,000	296,527,000
Weighted Average Number Of Limited Partnership And General Partnership Unit Outstanding Diluted									319,766,000	308,062,000	296,527,000